Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	JUNE 15, 2023SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:HARTFORD SCHRODERS COMMODITY STRATEGY ETF SUMMARY PROSPECTUS
DATED NOVEMBER 28, 2022HARTFORD EXCHANGE-TRADED FUNDS PROSPECTUS
		DATED NOVEMBER 28, 2022, AS SUPPLEMENTED TO DATEThis Supplement contains new and additional information regarding Hartford Schroders Commodity Strategy ETF and should be read in connection with your Summary Prospectus and Statutory Prospectus.The Board of Trustees of Hartford Funds Exchange-Traded Trust has approved a reduction in the contractual management fee rate for Hartford Schroders Commodity Strategy ETF (the “Fund”). Accordingly, effective immediately, under the headings “Your Expenses” in the above referenced Summary Prospectus and “Hartford Schroders Commodity Strategy ETF Summary Section – Your Expenses” in the above referenced Statutory Prospectus, the Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense example, are deleted in their entirety and replaced with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):Management fees0.59%Distribution and service (12b-1) feesNoneOther expenses0.00%Expenses of the Subsidiary0.11%Total annual fund operating expenses0.70%Fee waiver0.11%Total annual fund operating expenses after fee waiver0.59%(1)“Management fees” have been restated to reflect current fees.(2)“Expenses of the Subsidiary” include the management fees of the Fund’s wholly owned Cayman Islands subsidiary (the “Subsidiary”), and other expenses of the Subsidiary.(3)Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to waive the management fee in an amount equal to the management fee paid to it by the Fund’s Subsidiary and the other expenses of the Subsidiary (exclusive of (i) interest and taxes; (ii) brokerage commissions and other expenses (such as stamp taxes) connected with the execution of portfolio transactions; (iii) legal fees in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith and any obligation which the Subsidiary may have to indemnify its officers and Trustees with respect thereto; (iv) such extraordinary non-recurring expenses as may arise; and (v) acquired fund fees and expenses). This waiver will remain in effect for as long as the Fund remains invested in the Subsidiary.Example. The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The example assumes that:•Your investment has a 5% return each year•The Fund’s operating expenses remain the sameYour actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:Year 1Year 3Year 5Year 10$60$189$329$738
Hartford Schroders Commodity Strategy ETF
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov. 28, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	JUNE 15, 2023SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:HARTFORD SCHRODERS COMMODITY STRATEGY ETF SUMMARY PROSPECTUS
DATED NOVEMBER 28, 2022HARTFORD EXCHANGE-TRADED FUNDS PROSPECTUS
		DATED NOVEMBER 28, 2022, AS SUPPLEMENTED TO DATEThis Supplement contains new and additional information regarding Hartford Schroders Commodity Strategy ETF and should be read in connection with your Summary Prospectus and Statutory Prospectus.The Board of Trustees of Hartford Funds Exchange-Traded Trust has approved a reduction in the contractual management fee rate for Hartford Schroders Commodity Strategy ETF (the “Fund”). Accordingly, effective immediately, under the headings “Your Expenses” in the above referenced Summary Prospectus and “Hartford Schroders Commodity Strategy ETF Summary Section – Your Expenses” in the above referenced Statutory Prospectus, the Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense example, are deleted in their entirety and replaced with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):Management fees0.59%Distribution and service (12b-1) feesNoneOther expenses0.00%Expenses of the Subsidiary0.11%Total annual fund operating expenses0.70%Fee waiver0.11%Total annual fund operating expenses after fee waiver0.59%(1)“Management fees” have been restated to reflect current fees.(2)“Expenses of the Subsidiary” include the management fees of the Fund’s wholly owned Cayman Islands subsidiary (the “Subsidiary”), and other expenses of the Subsidiary.(3)Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to waive the management fee in an amount equal to the management fee paid to it by the Fund’s Subsidiary and the other expenses of the Subsidiary (exclusive of (i) interest and taxes; (ii) brokerage commissions and other expenses (such as stamp taxes) connected with the execution of portfolio transactions; (iii) legal fees in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith and any obligation which the Subsidiary may have to indemnify its officers and Trustees with respect thereto; (iv) such extraordinary non-recurring expenses as may arise; and (v) acquired fund fees and expenses). This waiver will remain in effect for as long as the Fund remains invested in the Subsidiary.Example. The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The example assumes that:•Your investment has a 5% return each year•The Fund’s operating expenses remain the sameYour actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:Year 1Year 3Year 5Year 10$60$189$329$738
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fees” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The example assumes that:•Your investment has a 5% return each year•The Fund’s operating expenses remain the sameYour actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Hartford Schroders Commodity Strategy ETF | Hartford Schroders Commodity Strategy ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Expenses of the Subsidiary	rr_Component1OtherExpensesOverAssets	0.11%	[2]
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[3]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.59%	[3]
Year 1	rr_ExpenseExampleYear01	$ 60
Year 3	rr_ExpenseExampleYear03	189
Year 5	rr_ExpenseExampleYear05	329
Year 10	rr_ExpenseExampleYear10	$ 738

[1]	“Management fees” have been restated to reflect current fees.
[2]	“Expenses of the Subsidiary” include the management fees of the Fund’s wholly owned Cayman Islands subsidiary (the “Subsidiary”), and other expenses of the Subsidiary.
[3]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to waive the management fee in an amount equal to the management fee paid to it by the Fund’s Subsidiary and the other expenses of the Subsidiary (exclusive of (i) interest and taxes; (ii) brokerage commissions and other expenses (such as stamp taxes) connected with the execution of portfolio transactions; (iii) legal fees in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith and any obligation which the Subsidiary may have to indemnify its officers and Trustees with respect thereto; (iv) such extraordinary non-recurring expenses as may arise; and (v) acquired fund fees and expenses). This waiver will remain in effect for as long as the Fund remains invested in the Subsidiary.